PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($) yr	Dec. 31, 2023 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 165,992	$ 153,019
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Terminal Year | yr	2,052	2,047
Colombia
Reconciliation of changes in property, plant and equipment [abstract]
Terminal Year | yr	2,045	2,044
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Terminal Year | yr	2,052	2,052
North America [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Terminal Year | yr	2,048	2,048
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 151,805	$ 139,806
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	48,742	42,879
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(34,555)	(29,666)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	74,096	76,414
Renewable Power | Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,370	7,144
Renewable Power | Colombia
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	15,219	12,431
Renewable Power | Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,607	4,283
Renewable Power | North America [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	37,237	44,538
Renewable Power | Australia
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 5,119	$ 3,511
Renewable Power | Property, plant and equipment [member] | Colombia | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Terminal capitalization rate	710.00%	730.00%
Renewable Power | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Terminal capitalization rate	430.00%	430.00%
Renewable Power | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Terminal capitalization rate	470.00%	510.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	500.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	720.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Colombia | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	960.00%	980.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Brazil | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	1080.00%	1090.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate		720.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	620.00%	630.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	700.00%
Renewable Power | Uncontracted [Member] | Property, plant and equipment [member] | Australia | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	7.30%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	500.00%	490.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Europe | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	720.00%	660.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Colombia | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate		850.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Brazil | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	950.00%	960.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	5.00%	510.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | North America [Member] | Discounted cash flow [member] | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	5.70%	580.00%
Renewable Power | Contracted [Member] | Property, plant and equipment [member] | Australia | Discounted cash flow [member]
Reconciliation of changes in property, plant and equipment [abstract]
Discount rate	7.30%
Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 47,296	$ 52,279	$ 46,284
Additions, net of disposals and assets reclassified as held for sale	(7,941)	1,423
Acquisitions through business combinations, property, plant and equipment	527	7,439
Foreign currency translation	2,431	(2,867)
Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	40,324	36,324	31,989
Foreign currency translation	1,953	(1,536)
Fair value changes	2,100	5,931
Disposals, property, plant and equipment	(53)	(60)
Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(13,524)	(12,189)	(11,922)
Foreign currency translation	(412)	853
Disposals, property, plant and equipment	1,561	930
Depreciation expenses	(2,484)	(2,050)
Hydroelectric [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	37,400	34,247
Hydroelectric [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		11,823	13,656
Additions, net of disposals and assets reclassified as held for sale	(45)	(187)
Acquisitions through business combinations, property, plant and equipment	0	0
Foreign currency translation	852	(1,646)
Hydroelectric [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	31,658	28,561	26,653
Foreign currency translation	1,861	(1,307)
Fair value changes	1,236	3,215
Disposals, property, plant and equipment	0	0
Hydroelectric [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(6,888)	(6,137)	(6,332)
Foreign currency translation	(154)	698
Disposals, property, plant and equipment	86	143
Depreciation expenses	(683)	(646)
Hydroelectric [Member] | Renewable Power and Transition and Other [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	12,630	11,823
Wind Energy, Solar and Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	17,050	19,911
Wind Energy, Solar and Other | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	15,094	18,348	16,787
Additions, net of disposals and assets reclassified as held for sale	(3,904)	(862)
Acquisitions through business combinations, property, plant and equipment	0	3,263
Foreign currency translation	650	(840)
Wind Energy, Solar and Other | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,823	4,977	3,614
Foreign currency translation	84	(168)
Fair value changes	762	1,531
Disposals, property, plant and equipment	0	0
Wind Energy, Solar and Other | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3,867)	(3,414)	(3,560)
Foreign currency translation	(93)	382
Disposals, property, plant and equipment	517	566
Depreciation expenses	(877)	(802)
Solar and Other [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	19,646	22,256
Solar and Other [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	19,572	22,108	15,841
Additions, net of disposals and assets reclassified as held for sale	(3,992)	2,472
Acquisitions through business combinations, property, plant and equipment	527	4,176
Foreign currency translation	929	(381)
Solar and Other [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,843	2,786	1,722
Foreign currency translation	8	(61)
Fair value changes	102	1,185
Disposals, property, plant and equipment	(53)	(60)
Solar and Other [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,769)	(2,638)	$ (2,030)
Foreign currency translation	(165)	(227)
Disposals, property, plant and equipment	958	221
Depreciation expenses	$ (924)	$ (602)